Secured Borrowings (Combined Aggregate Amounts of all Secured Borrowings by Contractual Maturities) (Details) (KRW) In Millions	Dec. 31, 2010
Secured Borrowings
Due in 2011	1,093,258
Due in 2012	18,258
Due in 2013
Due in 2014	1,136,852
Due in 2015
Thereafter	423,379
Gross secured borrowings	2,671,747
Discount	(20,678)
Total	2,651,069